GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	May 31, 2023	May 31, 2022	Feb. 28, 2023		Feb. 28, 2022
Cash flow from operating activities			$ 2,991,003	$ 3,621,572	$ 12,577,395		$ 14,825,442
Accumulated deficit			116,808,904		112,253,711	[1]	94,144,254
Working capital			21,819,216		12,610,601
Subsequent Event [Member]
Additional issuance costs	$ 3,500,000
Minimum [Member]
Other cost cutting management estimates			200,000		200,000
Maximum [Member]
Other cost cutting management estimates			300,000		300,000
Common Stock [Member]
Purchase of common stock		$ 30,000,000	$ 81,285		$ 447,858		$ 586,692

[1]	Derived from audited information